Basis of Presentation of the Consolidated Financial Statements - Schedule of Ownership (Detail)					12 Months Ended
	Aug. 01, 2024	Jul. 31, 2024	Oct. 24, 2023	Jul. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Enel Distribucin Chile S.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct ownership					99.09%	99.09%
Ownership interest					99.09%	99.09%
Enel Colina S.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of indirect ownership					100.00%	100.00%
Ownership interest					100.00%	100.00%
Enel Generacin Chile S.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct ownership					93.55%	93.55%
Ownership interest				99.09%	93.55%	93.55%
Empresa Elctrica Pehuenche S.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of indirect ownership					92.65%	92.65%
Ownership interest					92.65%	92.65%
Sociedad Agrcola de Cameros Ltda.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct ownership					57.50%	57.50%
Ownership interest					57.50%	57.50%
Enel X Chile Spa
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct ownership					100.00%	100.00%
Ownership interest					100.00%	100.00%
Enel Green Power Chile S.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct ownership					99.99%	99.99%
Ownership interest					99.99%	99.99%
Geotrmica del Norte S.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of indirect ownership					84.59%	84.59%
Ownership interest					84.59%	84.59%
Parque Talinay Oriente S.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of indirect ownership					60.91%	60.91%
Ownership interest					60.91%	60.91%
Enel Mobility Chile SpA
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct ownership					100.00%	100.00%
Ownership interest					100.00%	100.00%
Enel X Way Chile S.P.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct ownership					62.46%
Ownership interest	62.46%	49.00%			62.46%
Arcadia Generacin Solar S.A, Held for Sale
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Ownership interest			0.00%
Proportion of ownership interest in a subsidiary sold			99.99%				99.99%